NATURE OF OPERATIONS AND GOING CONCERN (Tables)	9 Months Ended
May 31, 2020
Nature Of Operations And Going Concern [Abstract]
Disclosure of subsidiaries [Table Text Block]
		Place of incorporation and operation	Percentage ownership and voting power held
Name of subsidiary	Principal activity		May 31, 2020	August 31, 2019

Platinum Group Metals (RSA) (Pty) Ltd.[1]	Exploration	South Africa	100.0%	100.0%
Mnombo Wethu Consultants (Pty) Limited.[1]	Exploration	South Africa	49.9%	49.9%
Waterberg JV Resources (Pty) Ltd.1, [2]	Development	South Africa	37.05%	37.05%
Lion Battery Technologies Inc.[3]	Research	Canada	57.69%	57.69%